Segment Information	12 Months Ended
Dec. 31, 2020
Disclosure Of Operating Segments [Abstract]
Segment Information
5.	SEGMENT INFORMATION

5(a)Basis of segments

Each segment engages in business activities which generate revenues and incur expenses. Based upon the information provided to the Company’s chief operating decision maker (“CODM”) to make decisions on resource allocation and operating performance evaluation, the Company has determined that it has three reportable segments.

The Company organizes its business segments along reporting lines and has three operating segments, consisting of the North Asia region, the Thailand region and the Rest of the World (“ROW”) region. The Company considers the economic characteristics similarity in determining the reportable segments.

As the three operating segments exceed the quantitative thresholds, they are also reportable segments. The accounting policies for segment information, including transactions entered between segments are generally the same as those described in the summary of significant accounting policies.

Inter-segment revenues are eliminated upon consolidation and reflected in the “adjustments and eliminations” column. All other adjustments and eliminations are part of detailed reconciliations presented further below.

5(b)Information about reportable segments

Year ended December 31, 2020	North Asia	Thailand	ROW	Total segments	Corporate expense adjustments and eliminations	Consolidated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Revenues
External customers	73,199	143,647	96,718	313,564	—	313,564
Inter-segment	—	—	—	—	—	—
Segment operating profit/(loss)	3,087	11,250	(4,492)	9,845	(2,973)	6,872
Depreciation and amortization(Included depreciation from right of use assets)	(796)	(2,773)	(1,715)	(5,284)	(118)	(5,402)
Depreciation from right of use assets	(46)	—	(504)	(550)	(71)	(621)
Impairment of property, plant and equipment	—	(4)	(198)	(202)	—	(202)
Interest income	94	192	33	319	1	320
Interest expense	(178)	(105)	(257)	(540)	(75)	(615)
Income tax (expense)/benefit	(791)	(2,344)	(714)	(3,849)	(167)	(4,016)

Other disclosures
Capital expenditure	3,763	10,674	167	14,604	—	14,604

5.	SEGMENT INFORMATION (continued)

5(b)Information about reportable segments (continued)

Year ended December 31, 2019	North Asia	Thailand	ROW	Total segments	Corporate expense adjustments and eliminations	Consolidated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Revenues
External customers	76,575	172,379	89,206	338,160	—	338,160
Inter-segment	—	6	—	6	(6)	—
Segment operating profit/(loss)	1,237	3,042	(1,659)	2,620	(2,884)	(264)
Depreciation and amortization(Included depreciation from right of use assets)	(811)	(2,842)	(1,613)	(5,266)	(58)	(5,324)
Depreciation from right of use assets	(44)	—	(441)	(485)	(22)	(507)
Impairment of property, plant and equipment	(549)	3	—	(546)	—	(546)
Interest income	57	403	45	505	1	506
Interest expense	(239)	(481)	(102)	(822)	(23)	(845)
Income tax (expense)/benefit	(561)	(1,235)	105	(1,691)	(366)	(2,057)

Other disclosures
Capital expenditure	552	4,590	242	5,384	78	5,462

Year ended December 31, 2018	North Asia	Thailand	ROW	Total segments	Corporate expense adjustments and eliminations	Consolidated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Revenues
External customers	103,647	213,424	108,869	425,940	—	425,940
Inter-segment	4,076	392	6,308	10,776	(10,776)	—
Segment operating profit/(loss)	5,234	9,539	(2,306)	12,467	(3,143)	9,324
Depreciation and amortization	(829)	(2,836)	(1,333)	(4,998)	(20)	(5,018)
Impairment of property, plant and equipment	—	(11)	—	(11)	—	(11)
Interest income	117	611	42	770	(288)	482
Interest expense	(397)	(748)	(34)	(1,179)	(21)	(1,200)
Income tax (expense)/benefit	(1,212)	(2,152)	384	(2,980)	(906)	(3,886)

Other disclosures
Capital expenditure	1,188	2,859	451	4,498	10	4,508

Adjustments and eliminations

Corporate expenses, gain on disposal of investment, and share of gain (loss) of associates are not allocated to individual segments as the underlying instruments are managed on a group basis.

5.	SEGMENT INFORMATION (continued)

5(c)Reconciliation of segment operating profit (loss)

	For the year ended December 31,
	2020	2019	2018
	US$’000	US$’000	US$’000
Segment operating profit	9,845	2,620	12,467
Corporate expenses adjustments and eliminations	(2,973)	(2,884)	(3,143)
	6,872	(264)	9,324
Other operating income	814	385	805
Other operating expenses	(129)	(770)	(1,445)
Operating profit	7,557	(649)	8,684
Finance costs	(744)	(1,012)	(1,378)
Finance income	320	506	482
Share of loss of associates	(1)	(3)	(3)
Exchange (loss)/gain	(579)	1,550	1,741
Other income	1,173	717	1,817
Other expense	(1)	(3)	(11)
Profit before tax	7,725	1,106	11,332

5(d)Segment assets and liabilities

					Corporate
					adjustments
	North Asia	Thailand	ROW	Total segments	and eliminations	Consolidated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
As of December 31, 2020
Total assets	52,436	173,967	100,823	327,226	10,893	338,119
Total liabilities	12,647	29,911	47,132	89,690	13,554	103,244
As of December 31, 2019
Total assets	49,379	165,579	76,618	291,576	7,335	298,911
Total liabilities	14,212	26,706	21,834	62,752	7,724	70,476

Reconciliation of assets:

	As of December 31,
	2020	2019
	US$’000	US$’000
Segment operating assets	327,226	291,576
Corporate and other assets	6,074	2,466
Investment in associates	930	935
Deferred tax assets	3,889	3,939
Inter-segment elimination	—	(5)
Total assets	338,119	298,911
5.	SEGMENT INFORMATION (continued)

5(d)Segment assets and liabilities (continued)

Reconciliation of liabilities:

	As of December 31,
	2020	2019
	US$’000	US$’000
Segment operating liabilities	89,690	62,752
Corporate liabilities	9,146	3,591
Deferred tax liabilities	4,408	4,139
Inter-segment elimination	—	(6)
Total liabilities	103,244	70,476

5(d-1)The application of IFRS 16 increased the segment assets and liabilities as below:

					Corporate
					adjustments
	North Asia	Thailand	ROW	Total segments	and eliminations	Consolidated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
As of December 31, 2019
Assets	—	—	2,506	2,506	192	2,698
Liabilities	—	—	2,552	2,552	205	2,757

5(e)Disaggregated revenues and geographical information

(i)Revenue from external customers is summarized as the following major categories:

Year ended December 31, 2020	North Asia	Thailand	ROW	Total segments	Corporate expense adjustments and eliminations	Consolidated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Revenue from external customers
Power	—	48,851	78,779	127,630	—	127,630
Enamel	73,179	57,971	—	131,150	—	131,150
Fabrication	—	33,101	—	33,101	—	33,101
Others*	20	3,724	17,939	21,683	—	21,683
	73,199	143,647	96,718	313,564	—	313,564
Timing of revenue recognition
At a point in time	73,199	143,463	86,050	302,712	—	302,712
Over time	—	184	10,668	10,852	—	10,852
	73,199	143,647	96,718	313,564	—	313,564
* include revenues from SDI service contracts (which amounted to US$15.6 million in 2020), and sale of other wires and cables products.
5.	SEGMENT INFORMATION (continued)

5(e)Disaggregated revenues and geographical information (continued)

(i)Revenue from external customers is summarized as the following major categories (continued):

Year ended December 31, 2019	North Asia	Thailand	ROW	Total segments	Corporate expense adjustments and eliminations	Consolidated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Revenue from external customers
Power	—	49,493	78,686	128,179	—	128,179
Enamel	76,575	102,997	—	179,572	—	179,572
Others*	—	19,889	10,520	30,409	—	30,409
	76,575	172,379	89,206	338,160	—	338,160
Timing of revenue recognition
At a point in time	76,575	172,031	82,584	331,190	—	331,190
Over time	—	348	6,622	6,970	—	6,970
	76,575	172,379	89,206	338,160	—	338,160
* include revenues from SDI service contracts (which amounted to US$7.6 million in 2019), fabrication service contracts, and sale of other wires and cables products.

Year ended December 31, 2018	North Asia	Thailand	ROW	Total segments	Corporate expense adjustments and eliminations	Consolidated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Revenue from external customers
Power	—	64,771	92,130	156,901	—	156,901
Enamel	103,647	114,247	—	217,894	—	217,894
Others*	—	34,406	16,739	51,145	—	51,145
	103,647	213,424	108,869	425,940	—	425,940
Timing of revenue recognition
At a point in time	103,647	213,212	92,133	408,992	—	408,992
Over time	—	212	16,736	16,948	—	16,948
	103,647	213,424	108,869	425,940	—	425,940
* include revenues from SDI service contracts (which amounted to US$16.7 million in 2018), fabrication service contracts, and sale of other wires and cables products.

5.	SEGMENT INFORMATION (continued)

    5(e)      Disaggregated revenues and geographical information (continued)

(ii)Revenue from external customers is attributed to individual countries based on the customer’s country of domicile and is summarized as follows:

	For the year ended December 31,
	2020	2019	2018
	US$’000	US$’000	US$’000
Revenues from external customers
Thailand	128,868	116,160	154,207
Singapore	44,477	46,218	63,781
Australia	45,161	34,447	37,594
China	77,411	81,813	111,917
India	2,860	36,121	45,008
Southeast Asia	14,774	23,390	13,339
Northeast Asia	13	11	94
	313,564	338,160	425,940

Countries in the Southeast Asia region include Cambodia, Vietnam, Indonesia, Brunei, Laos, Malaysia and Myanmar; countries in the Northeast Asia region include Japan and South Korea.

Major customer information

Revenue from one customer in the Thailand region amounted to $33,494 in 2020 and $23,118 in 2019 represented 10.68% and 6.84% of 2020 and 2019 consolidated revenue. Revenue from another customer in the ROW region amounted to $37,197 in 2018 represented 8.73% of 2018 consolidated revenue, respectively.

5(f)       Non-current assets information

The total non-current assets other than financial instruments and deferred tax assets broken down by the country of domicile are summarized as follow:

	As of December 31,
	2020	2019
	US$’000	US$’000
Non-current assets by country:
Thailand	41,232	32,723
Singapore	6,620	7,869
China	9,354	5,661
Australia	8,006	2,661
Other	173	290
Total non-current assets	65,385	49,204